Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 27, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices on Timing of Equity Awards
We aim to grant annual equity awards on the first day of the calendar year or as soon as practical thereafter. Notwithstanding the foregoing, in 2025, equity awards to our executive officers were not granted until February 27 due to certain administrative procedures that had to be completed to operationalize the new annual award scheme. We do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2025, the Compensation Committee did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, a named executive officer was awarded stock options with an effective grant date during the period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K, and ending one business day after the filing or furnishing of such reports, as summarized in the table below:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities
Underlying the Award Between
the Trading Day Ending
Immediately Prior to the
Disclosure of Material
Nonpublic
Information and the Trading
Day Beginning Immediately
Following the Disclosure of
Material Nonpublic
Information

Dr. Kristian Reich	February 27, 2025	139,273	$41.77	$4,000,021	2.55%

Award Timing Method	We aim to grant annual equity awards on the first day of the calendar year or as soon as practical thereafter. Notwithstanding the foregoing, in 2025, equity awards to our executive officers were not granted until February 27 due to certain administrative procedures that had to be completed to operationalize the new annual award scheme.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2025, the Compensation Committee did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	During 2025, a named executive officer was awarded stock options with an effective grant date during the period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K, and ending one business day after the filing or furnishing of such reports, as summarized in the table below:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities
Underlying the Award Between
the Trading Day Ending
Immediately Prior to the
Disclosure of Material
Nonpublic
Information and the Trading
Day Beginning Immediately
Following the Disclosure of
Material Nonpublic
Information

Dr. Kristian Reich	February 27, 2025	139,273	$41.77	$4,000,021	2.55%

Dr. Kristian Reich [Member]
Awards Close in Time to MNPI Disclosures
Name		Dr. Kristian Reich
Underlying Securities | shares		139,273
Exercise Price | $ / shares		$ 41.77
Fair Value as of Grant Date | $		$ 4,000,021
Underlying Security Market Price Change		0.0255